Leases - Summary of the depreciation recognized in the consolidated statement of profit or loss and other comprehensive income (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Depreciation Right To Use Of Asset Recognized In Profit And Loss [Line Items]
Depreciation, right-of-use assets	S/ 27,636	S/ 26,577	S/ 21,726
Cost of sales [member]
Disclosure Of Depreciation Right To Use Of Asset Recognized In Profit And Loss [Line Items]
Depreciation, right-of-use assets	21,714	21,519	18,955
Selling expenses [Member]
Disclosure Of Depreciation Right To Use Of Asset Recognized In Profit And Loss [Line Items]
Depreciation, right-of-use assets	22	13	12
Administrative Expense [Member]
Disclosure Of Depreciation Right To Use Of Asset Recognized In Profit And Loss [Line Items]
Depreciation, right-of-use assets	S/ 5,900	S/ 5,045	S/ 2,759